Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Reimbursement payables	1,848	1,102	162
Deferred income	75	527	78
Social welfare payables	374	273	40
Deposit	497	462	68
Maintenance fee payables	272	271	40
Subsidy payable	-	264	39
Others	397	673	100
	3,463	3,572	527